Financial Instruments And Risks - Summary of Group's Maximum Exposure To Structured Entities (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount	¥ 10,191,000,000	¥ 10,795,000,000
Unconsolidated Structured Products Managed By Third Parties [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount	10,367,052	6,617,543
Group's maximum exposure	10,367,052	6,617,543
Unconsolidated Structured Products Managed By Affiliated Entities [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount	19,352,780	9,695,236
Group's maximum exposure	¥ 19,409,204	¥ 9,748,907